Fair Value Measurements - Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fixed interest rate debt
Fair value of financial instruments
Debt instrument, fair value	$ 2,975.1	$ 3,652.3
Variable rate debt
Fair value of financial instruments
Debt instrument, fair value	$ 3,956.5	$ 4,378.2